Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract Liabilities [Abstract]
Schedule of Details of Contract Liabilities

Details of contract liabilities are as follows:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Advances received from customers
License and collaboration revenue
- JSC service	303,222	330,085
Current	60,644	55,014
Non-current	242,578	275,071

Summary of Movements in Contract Liabilities

The movements in contract liabilities during the year are as follows:

US$’000
At January 1, 2021	330,085
Payments received/due to receive	64,058
Transferred to revenue	(86,368)
Exchange realignment	(4,553)
At December 31, 2021	303,222
At January 1, 2020	324,059
Payments received/due to receive	75,000
Transferred to revenue	(75,676)
Exchange realignment	6,702
At December 31, 2020	330,085